STOCK-BASED COMPENSATION EXPENSE - Stock Option Plan (Details) - shares	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2018	Oct. 31, 2016	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted.				3,152,285	6,787,303
Stock option issuance			21,479,632	25,358,455	25,417,316	23,191,158
Stock Option Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term (in years)				10 years
Stock option issuance			79,742,504		6,523,460
Stock Option Plan 2016 [Member] | Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted.					33,959,633
Common Class A [Member] | Stock Option Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized			58,713,535	58,713,535
Percentage of aggregate number of shares outstanding			5.00%	5.00%
Common Stock [Member] | Stock Option Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of preferred Stock	8,941,878	993,542